Related Party Transactions Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	Years Ended December 31,
(In millions)	2017	2016	2015
Transactions with Sponsors and their affiliates
Reimbursements and expenses	$34	$6	$20
Expenses paid to Sponsors’ portfolio companies	3	2	3
Transactions with Horseshoe Baltimore
Management fees	3	—	—
Reimbursements and allocated expenses	16	—	—
Transactions with CEOC
Shared services allocated expenses to CEOC	312	368	355
Shared services allocated expenses from CEOC	71	148	117
Management fees incurred	33	45	40
Octavius Tower lease revenue	26	35	34
Other expenses incurred	9	14	12